Related party transactions (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Related party transactions
Income	$ 1,359	$ 943	$ 288
Expense	1,732	1,564	892
Sales of ores and metals	53,200	39,422	19,502
Cost of ore and metals	17,898	13,326	9,853
Revenues from logistic services	1,726	1,465	1,104
Cost of logistic services	1,402	1,040	779
Sales of aluminum products	383	2,554	2,050
Cost of aluminum products	289	2,108	2,087
Financial income	718	290	381
Financial expenses	(2,465)	(2,646)	(1,558)
Loans payable	91	2
Cash and cash equivalents	3,531	7,584	7,293	10,331
Related parties
Related party transactions
Sales of ores and metals	1,337	910	233
Cost of ore and metals	952	785	193
Revenues from logistic services	16	23	26
Cost of logistic services	759	603	457
Cost of aluminum products	18	156	210
Financial income	6	10	29
Financial expenses	(3)	(20)	(32)
Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO
Related party transactions
Income			29
Expense	151	149	47
Samarco Mineracao SA
Related party transactions
Income	511	448	97
Companhia Italo-Brasileira de Pelotizacao - ITABRASCO
Related party transactions
Expense	150	50	18
Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS
Related party transactions
Income	729	462	85
Expense	521	513	75
Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO
Related party transactions
Expense	98	117	29
Usinas Siderurgicas de Minas Gerais SA - USIMINAS
Related party transactions
Income			46
Mineracao Rio Norte SA
Related party transactions
Expense		156	210
MRS Logistica SA
Related party transactions
Income	16	16	12
Expense	759	561	484
Others
Related party transactions
Income	103	17	19
Expense	53	18	29
Banco Nacional de Desevolvimento Social
Related party transactions
Loans payable	2,954
Interest expenses	138
BNDES Participacoes S.A
Related party transactions
Loans payable	902
Interest expenses	57
Banco Bradesco S.A.
Related party transactions
Cash and cash equivalents	16
Amount of effect of operations in results	$ 73